Derivative Liability - Schedule of Derivative Liability (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019	Mar. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative liability, beginning balance			$ 1,358,901
Derivative liability recorded on new instruments			1,206,139		1,144,525
Derivative liability reduced by debt settlement			(1,676,735)
Change in fair value	$ 94,622		(504,635)		214,376
Derivative liability, ending balance	$ 383,670		$ 383,670		$ 1,358,901